Financial Instrument - Risk Management and Fair Value - Summary of Credit Risk Exposure on Trade Receivables using Provision Matrix (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Gross carrying amount	$ 137,500	$ 122,288
Expected credit loss	$ 5,579	$ 5,057
Current [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	0.10%	0.10%
Gross carrying amount	$ 111,779	$ 112,394
Expected credit loss	$ 99	$ 124
Past due 1 to 30 days [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	2.30%	16.80%
Gross carrying amount	$ 6,170	$ 1,799
Expected credit loss	$ 141	$ 303
Past due 31 to 60 days [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	3.70%	26.80%
Gross carrying amount	$ 2,786	$ 533
Expected credit loss	$ 104	$ 143
Past due 61 to 90 days [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	12.00%	48.10%
Gross carrying amount	$ 1,636	$ 312
Expected credit loss	$ 196	$ 150
More than 90 days [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	33.30%	59.80%
Gross carrying amount	$ 15,129	$ 7,250
Expected credit loss	$ 5,039	$ 4,337